Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating Activities
Net earnings	$ 727,828	$ 484,950
Adjustments and items not affecting cash:
Depreciation and amortization	314,123	284,304
Deferred taxes	59,695	53,686
Unrealized gain on derivative financial instruments	(2,124)	(15,237)
Share-based compensation expense	24,637	11,042
Cost of equity funds used for construction purposes	(2,219)	(4,896)
Change in value of investments carried at fair value	(559,701)	(276,458)
Pension and post-employment expense in excess of (lower than) contributions	2,182	(8,952)
Distributions received from equity investments, net of income	3,869	7,487
Others	14,406	15,031
Changes in non-cash operating items	(77,479)	60,303
Net Cash Provided by (Used in) Operating Activities, Total	505,217	611,260
Financing Activities
Increase in long-term debt	3,471,740	3,614,758
Decrease in long-term debt	(3,160,523)	(3,048,008)
Issuance of common shares, net of costs	820,767	362,364
Cash dividends on common shares	(253,762)	(196,391)
Dividends on preferred shares	(8,401)	(8,486)
Contributions from non-controlling interests, related party	0	96,752
Contributions from non-controlling interests and redeemable non-controlling interests (note 17)	3,717	3,403
Production-based cash contributions from non-controlling interest	3,371	3,565
Distributions to non-controlling interests, related party (note 16(b) and (c))	(27,447)	(38,718)
Distributions to non-controlling interests	(11,417)	(12,251)
Payments upon settlement of derivatives	0	(8,732)
Shares surrendered to fund withholding taxes on exercised share options	(5,274)	(5,282)
Repurchase of non-controlling interest	(76,046)	0
Increase in other long-term liabilities	18,342	10,175
Decrease in other long-term liabilities	(8,208)	(39,783)
Net Cash Provided by (Used in) Financing Activities, Total	766,859	733,366
Investing Activities
Additions to property, plant and equipment and intangible assets	(786,030)	(581,332)
Increase in long-term investments	(279,188)	(669,832)
Acquisitions of operating entities (note 3)	(402,784)	(308,423)
Increase in other assets	(21,419)	(16,690)
Receipt of principal on development loans receivable	244,285	251,118
Distributions received from equity investments	14,818	1,000
Proceeds from sale of long-lived assets	415	0
Net Cash Provided by (Used in) Investing Activities, Total	(1,229,903)	(1,324,159)
Effect of exchange rate differences on cash and restricted cash	573	1,032
Increase in cash, cash equivalents and restricted cash	42,746	21,499
Cash, cash equivalents and restricted cash, beginning of year	87,272	65,773
Cash, cash equivalents and restricted cash, end of year	130,018	87,272
Supplemental disclosure of cash flow information:
Cash paid during the year for interest expense	190,942	171,548
Cash paid during the year for income taxes	5,603	14,543
Cash received during the year for distributions from equity investments	121,506	131,492
Non-cash financing and investing activities:
Property, plant and equipment acquisitions in accruals	74,505	98,231
Issuance of common shares under dividend reinvestment plan and share-based compensation plans	94,321	87,414
Sale of property, plant and equipment, intangible assets and accrued liabilities in exchange of note receivable	27,611	57,753
Convertible Debentures
Non-cash financing and investing activities:
Issuance of common shares upon conversion of convertible debentures	$ 50	$ 155